(Loss) earnings per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Net (loss) income attributable to Seanergy Maritime Holdings Corp.	$ (193,768)	$ (197,756)	$ 132
Weighted Average Number Of Shares Outstanding Basic And Diluted	11,576,576	7,314,636	5,861,129
Net (loss) income per common share - basic and diluted	$ (16.74)	$ (27.04)	$ 0.02